Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 416	€ 410	[1]	€ 859
Other operating expense	1,204	709	[1]	1,805
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	133	88		€ 195
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	153	100
Gains on divestment of some mature products	€ 288	156
Daiichi Sankyo | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		€ 119

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.